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                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND




                         1235 WESTLAKES DRIVE, SUITE 330
                                BERWYN, PA 19312
                                 (610) 296-1400




                                  ANNUAL REPORT
                                 AUGUST 31, 2000

                         CHARTWELL SMALL CAP VALUE FUND


October 3, 2000

Dear Shareholder:

The period ending August 31, 2000 realized very strong absolute returns for small cap value stocks and, for the first extended period in more than three years, superior returns relative to growth stocks and large cap stocks. The technology and internet stock boom came and went, leaving many more stable, slower growing stocks in the financial, real estate, healthcare and energy sectors looking more attractive by comparison. Your portfolio returned 27.82% in the period, far outpacing the Russell 2000 Value Index return of 16.01%.

Your portfolio's investments in the basic industry, financial, healthcare sectors along with a few select technology stocks contributed the most to the period's strong performance. Teekay Shipping (basics), AmeriCredit and Southwest Bancorporation (financials), Edwards Lifesciences and ICU Medical (healthcare) and Bel Fuse and Park Electrochemical (tech) were some of the outstanding performers. Reynolds and Reynolds (tech) and Remedytemp (business services), the latter which was sold during the year, were two of our weakest stocks.

We continue to adhere to the same investment disciplines of focusing on inexpensive stocks, critically evaluating the business fundamentals of our companies for improving prospects and looking for catalysts that will lead the market to value the stocks at a higher level. Even after the recent strong performance, we believe our stocks are inexpensively valued. We are outperforming our market benchmark and still believe that smaller, more value-oriented stocks have a bright future.

/s/ David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner and Portfolio Manager

                         CHARTWELL SMALL CAP VALUE FUND


                         CHARTWELL SMALL CAP VALUE FUND
        Comparison of the change in value of a $10,000 investment in the Chartwell Small Cap Value Fund versus the Russell 2000 Value Index(1).

                                 Total Return(2)
                      Since inception (10/1/99).....27.82%

                                       Chartwell Small Cap     Russell 2000
                                           Value Fund           Value Index
                                           ----------           -----------
     1 Oct 99                                10,000                10,000
     30 Nov 99                               10,130                 9,851
     29 Feb 00                               10,557                10,492
     31 May 00                               11,419                10,442
     31 Aug 00                               12,782                11,602

Past performance does not predict future performance.

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return is not annualized.

                         CHARTWELL LARGE CAP VALUE FUND


October 3, 2000

Dear Shareholder:

The recently completed fiscal year was a challenging one in which the Chartwell Large Cap Value Fund returned 6.61% for the eleven months ended August 31, 2000. The Fund's return was slightly behind that of our benchmark, the Russell 1000 Value Index, which returned 7.91% for the same period.

The broad stock market came under pressure since the Federal Reserve adopted a tight money posture in an effort to slow an over-heated economy. Greenspan's engineered slowdown was evidenced by six interest rate hikes in the last year. The Fed also believes that the strong stock market has created a wealth effect, leading to the possibility that consumers would spend in excess of the economy's ability to produce. Most stocks have had a difficult time in this environment and investors are searching for signs that the economy is beginning to slow.

As we move into the fourth quarter of 2000, we believe that the Federal Reserve has accomplished its goal of slowing the economic advance. Higher interest rates and energy costs combined with the sharp declines in the NASDAQ should set the table for a slower end of the year. The slowdown in the economy should bode well for value investors.

Your portfolio continues to look very attractive in terms of valuation and prospective earnings growth. We believe that the market will broaden and recognize companies that are selling at reasonable valuations and have sustainable earnings. The Fund's portfolio is positioned to take advantage of this.

/s/ Kevin A. Melich                       /s/ Terry F. Bovarnick

Mr. Kevin A. Melich, CFA                  Ms. Terry F. Bovarnick, CFA
Managing Partner and Portfolio Manager    Managing Partner and Portfolio Manager

This information is authorized for use when preceded or accompanied by a current prospectus for the Funds. Performance figures of the Funds and indices referenced represent past performance and are not indicative of future performance. Fund Share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

                         CHARTWELL LARGE CAP VALUE FUND


                         CHARTWELL LARGE CAP VALUE FUND
        Comparison of the change in value of a $10,000 investment in the Chartwell Large Cap Value Fund versus the Russell 1000 Value Index(1).

                                 Total Return(2)
                       Since inception (10/1/99).....6.61%

                                       Chartwell Large Cap     Russell 1000
                                           Value Fund           Value Index
                                           ----------           -----------
     1 Oct 99                                10,000                10,000
     30 Nov 99                               10,230                10,493
     29 Feb 00                                9,628                 9,442
     31 May 00                               10,661                10,581
     31 Aug 00                               10,661                10,793

Past performance does not predict future performance.

(1) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return is not annualized.

                         CHARTWELL SMALL CAP VALUE FUND


SCHEDULE OF INVESTMENTS AT AUGUST 31, 2000
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 96.20%                                   Market Value
--------------------------------------------------------------------------------
            BASIC INDUSTRY: 14.69%
     520    AptarGroup, Inc.....................................    $    12,122
   1,080    Arch Chemicals, Inc.................................         19,642
     640    Bemis Company, Inc..................................         21,440
     880    CLARCOR, Inc........................................         18,150
     960    Cytec Industries, Inc.*.............................         32,040
     790    Kaydon Corp.........................................         17,429
     750    Teekay Shipping Corp................................         34,688
   1,320    U.S. Aggregates, Inc................................         22,770
     810    USFreightways Corp..................................         25,262
                                                                    -----------
                                                                        203,543
                                                                    -----------
            BUSINESS SERVICES: 0.86%
     730    MSC Industrial Direct Co.*..........................         11,863
                                                                    -----------
            CAPITAL SPENDING: 6.84%
     880    APW Ltd.*...........................................         38,720
   1,170    Gardner Denver, Inc.*...............................         17,038
     850    Regal-Beloit Corp...................................         14,662
   1,510    Stewart & Stevenson Services, Inc...................         24,349
                                                                    -----------
                                                                         94,769
                                                                    -----------
            CONSUMER CYCLICAL: 4.73%
     420    Borg-Warner Automotive, Inc.........................         14,437
   1,140    D.R. Horton, Inc....................................         22,373
   2,550    Dal-Tile International, Inc.*.......................         28,688
                                                                    -----------
                                                                         65,498
                                                                    -----------
            CONSUMER SERVICES: 10.32%
     900    Jack in the Box, Inc.*..............................         19,856
   2,390    Pier 1 Imports, Inc.................................         28,083
     950    ShopKo Stores, Inc.*................................         10,866
   1,650    Station Casinos, Inc.*..............................         23,719
     721    The Men's Wearhouse, Inc.*..........................         21,990
     810    Tropical Sportswear Int'l Corp.*....................         14,630
   2,650    West Marine, Inc.*..................................         23,850
                                                                    -----------
                                                                        142,994
                                                                    -----------

See Note to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            CONSUMER STAPLES: 3.16%
     460    Alberto-Culver Co., Class B.........................    $    13,024
     290    Canandaigua Brands, Inc.*...........................         15,624
     600    Corn Products International, Inc....................         15,075
                                                                    -----------
                                                                         43,723
                                                                    -----------
            ENERGY: 9.68%
     610    Cal Dive International, Inc.*.......................         35,075
     770    Lone Star Technologies, Inc.*.......................         38,693
   1,080    Louis Dreyfus Natural Gas Corp.*....................         37,530
     670    Precision Drilling Corp*............................         22,780
                                                                    -----------
                                                                        134,078
                                                                    -----------
            FINANCIAL SERVICES: 17.73%
   1,340    AmeriCredit Corp.*..................................         37,017
   1,110    Community First Bankshares, Inc.....................         19,980
     880    Cullen/Frost Bankers, Inc...........................         27,280
   1,010    Financial Federal Corp.*............................         21,463
   1,100    Hudson United Bancorp...............................         27,706
   3,930    MicroFinancial, Inc.................................         38,563
   1,420    Mobile Mini, Inc.*..................................         26,536
     190    Radian Group, Inc...................................         11,804
     590    Southwest Bancorp, Inc.*............................         17,147
     360    Wilmington Trust Corp...............................         18,135
                                                                    -----------
                                                                        245,631
                                                                    -----------
            HEALTHCARE: 5.65%
   1,280    Edwards Lifesciences Corp.*.........................         33,600
   1,100    ICU Medical, Inc.*..................................         25,781
     930    Renal Care Group, Inc.*.............................         18,832
                                                                    -----------
                                                                         78,213
                                                                    -----------
            REITS: 8.12%
     620    Alexandria Real Estate Equities, Inc................         21,700
     725    Arden Realty, Inc...................................         18,487
     620    Home Properties of New York, Inc....................         18,406
   1,110    PS Business Parks, Inc..............................         29,415
     910    SL Green Realty Corp................................         24,399
                                                                    -----------
                                                                        112,407
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            TECHNOLOGY: 9.54%
   1,220    Avant! Corp.*.......................................    $    17,766
   1,230    Bel Fuse, Inc.*.....................................         42,743
     610    CTS Corp............................................         31,297
     430    Park Electrochemical Corp...........................         17,281
   1,270    The Reynolds & Reynolds Co..........................         23,019
                                                                    -----------
                                                                        132,106
                                                                    -----------
            UTILITIES: 4.97%
     860    ITC/DeltaCom, Inc.*.................................         12,148
   1,310    MDU Resources Group, Inc............................         32,750
     877    SCANA Corp..........................................         24,008
                                                                    -----------
                                                                         68,906
                                                                    -----------
            Total Common Stocks
              (Cost $1,171,110): 96.29%.........................      1,333,731
                                                                    -----------

Principal
 Amount     SHORT-TERM INVESTMENTS: 3.81%
--------------------------------------------------------------------------------
$ 52,733    Firstar Stellar Treasury Fund (Cost $52,733)........         52,733
                                                                    -----------
            Total Investments in Securities
              (Cost $1,223,843+): 100.10%.......................      1,386,464
            Liabilities in excess of Other Assets: (0.10%)......         (1,319)
                                                                    -----------
            Total Net Assets: 100.00%...........................    $ 1,385,145
                                                                    ===========

*    Non-income producing security.

+ At August 31, 2000, the cost of securities for Federal tax purposes was $1,225,206. Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation........................   $   221,913
            Gross unrealized depreciation.......................        (60,655)
                                                                    -----------
              Net unrealized appreciation.......................    $   161,258
                                                                    ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND


SCHEDULE OF INVESTMENTS AT AUGUST 31, 2000
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 96.29%                                   Market Value
--------------------------------------------------------------------------------
            BANKING: 16.68%
   3,940    Citigroup Inc.......................................    $   229,997
   8,355    First Security Corp.................................        127,414
   8,536    Fleet Boston Corp...................................        364,381
   7,140    MBNA Corp...........................................        252,131
   2,410    Nationwide Financial Services, Inc..................         96,099
   2,145    The PNC Financial Services Group, Inc...............        126,421
   5,137    The Chase Manhattan Bank............................        287,030
                                                                    -----------
                                                                      1,483,473
                                                                    -----------
            BASIC INDUSTRY: 3.73%
   8,710    Abitibi-Consolidated, Inc...........................         97,443
   2,545    E. I. du Pont de Nemours and Co.....................        114,207
   2,030    Praxair, Inc........................................         89,827
     660    Weyerhaeuser Co.....................................         30,566
                                                                    -----------
                                                                        332,043
                                                                    -----------
            CAPITAL GOODS: 13.23%
   5,680    Honeywell, Inc......................................        219,035
   2,790    Minnesota Mining and Manufacturing Co...............        259,470
   6,955    Motorola, Inc.......................................        250,815
   6,550    National Semiconductor Corp.*.......................        291,475
   4,275    Pitney Bowes, Inc...................................        156,305
                                                                    -----------
                                                                      1,177,100
                                                                    -----------
            COMMUNICATIONS: 4.28%
   3,880    ALLTEL Corp.........................................        196,182
   4,428    SBC Communications, Inc.............................        184,878
                                                                    -----------
                                                                        381,060
                                                                    -----------
            CONSUMER CYCLICAL: 4.22%
   4,606    Ford Motor Co.......................................        111,399
   2,145    The Black & Decker Corp.............................         85,934
   8,920    The Limited, Inc....................................        178,400
                                                                    -----------
                                                                        375,733
                                                                    -----------
            CONSUMER STAPLES: 8.04%
   4,520    Kimberly-Clark Corp.................................        264,420
   4,455    The McGraw-Hill Companies, Inc......................        275,932
   5,910    Philip Morris Companies, Inc........................        175,084
                                                                    -----------
                                                                        715,436
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            ENERGY: 18.96%
   5,020    Baker Hughes, Inc...................................    $   183,544
   1,285    Burlington Resources, Inc...........................         50,517
     530    Columbia Energy Group...............................         37,199
   6,475    Conoco, Inc. - Class A..............................        163,089
   1,575    Conoco, Inc. - Class B..............................         41,147
   4,910    Constellation  Energy Corp..........................        187,808
   1,750    Diamond Offshore Drilling, Inc......................         78,422
   2,660    Exxon Mobil Corp....................................        217,122
   2,815    Kerr-McGee Corp.....................................        177,873
   5,350    PECO  Energy  Co....................................        257,803
   6,330    The Williams Companies, Inc.........................        291,576
                                                                    -----------
                                                                      1,686,100
                                                                    -----------
            HEALTHCARE: 6.77%
   2,590    American Home Products Corp.........................        140,346
   3,270    Baxter International, Inc...........................        272,227
   4,735    Schering-Plough Corp................................        189,992
                                                                    -----------
                                                                        602,565
                                                                    -----------
            INSURANCE/OTHER: 8.61%
   2,749    American General Corp...............................        200,162
     730    Fannie Mae..........................................         39,238
   4,460    Freddie Mac.........................................        187,877
   4,150    Household International, Inc........................        199,200
   2,095    The Hartford Financial Services Group, Inc..........        139,579
                                                                    -----------
                                                                        766,056
                                                                    -----------
            PHARMACEUTICALS: 1.68%
   2,815    Bristol-Myers Squibb Co.............................        149,195
                                                                    -----------
            TECHNOLOGY: 1.48%
   2,187    Agilent Technologies, Inc.*.........................        131,903
                                                                    -----------
            TELECOMMUNICATIONS: 2.91%
   3,600    MCI WorldCom, Inc.*.................................        131,400
   3,795    Sprint Corp.........................................        127,132
                                                                    -----------
                                                                        258,532
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            UTILITIES: 5.61%
   2,390    The Coastal Corp....................................    $   164,611
   6,320    The Montana Power Co................................        227,915
   2,436    Verizon Corp........................................        106,271
                                                                    -----------
                                                                        498,797
                                                                    -----------
            Total Common Stocks
              (Cost $8,285,086): 96.20%.........................      8,557,993
                                                                    -----------

Principal
 Amount     SHORT-TERM INVESTMENTS: 6.86%
--------------------------------------------------------------------------------
$610,134    Firstar Stellar Treasury Fund (Cost $610,134).......        610,134
                                                                    -----------
            Total Investments in Securities
              (Cost $8,895,220+): 103.06%.......................      9,168,127
            Liabilities in excess of Other Assets: (3.06%)......       (272,476)
                                                                    -----------
            Total Net Assets: 100.00%...........................    $ 8,895,651
                                                                    ===========

*    Non-income producing security.

+ At August 31, 2000, the cost of securities for Federal tax purposes was $8,963,961. Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation.......................    $   665,162
            Gross unrealized depreciation.......................       (460,996)
                                                                    -----------
            Net unrealized appreciation.........................    $   204,166
                                                                    ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


STATEMENTS OF ASSETS AND LIABILITIES AT AUGUST 31, 2000

                                                     Small Cap       Large Cap
                                                     Value Fund      Value Fund
                                                     ----------      ----------
ASSETS
  Investments in securities, at value
    (identified cost $1,223,843 and
    $8,895,220, respectively).....................   $1,386,464      $9,168,127
  Receivables:
    Due From Advisor..............................        7,254           3,383
    Dividends and interest........................          959          20,229
    Fund shares sold..............................           --             225
    Securities sold...............................       17,000          10,452
  Prepaid expenses................................        1,136           2,557
                                                     ----------      ----------
       Total assets...............................    1,412,813       9,204,973
                                                     ----------      ----------
LIABILITIES
  Payables:
    Due to administrator..........................        2,548           2,548
    Securities purchased..........................           --         288,876
  Accrued expenses................................       25,120          17,898
                                                     ----------      ----------
       Total liabilities..........................       27,668         309,322
                                                     ----------      ----------
NET ASSETS........................................   $1,385,145      $8,895,651
                                                     ==========      ==========
Net asset value and redemption price
  per share ($1,385,145/108,610 and
  $8,895,651/836,652 shares outstanding;
  unlimited number of shares (par value
  $0.01) authorized)..............................   $    12.75      $    10.63
                                                     ==========      ==========
COMPONENTS OF NET ASSETS
  Paid-in capital.................................   $1,164,392      $8,576,831
  Undistributed net investment income.............        2,624          64,690
  Accumulated net realized gain (loss)
    on investments................................       55,508         (18,777)
  Net unrealized appreciation
    on investments ...............................      162,621         272,907
                                                     ----------      ----------
       Net assets.................................   $1,385,145      $8,895,651
                                                     ==========      ==========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


STATEMENTS OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 1999* THROUGH AUGUST 31, 2000

                                                     Small Cap       Large Cap
                                                     Value Fund      Value Fund
                                                     ----------      ----------
INVESTMENT INCOME
  Income
    Dividends.....................................   $   11,230      $   92,673
    Interest......................................        1,466          10,772
                                                     ----------      ----------
       Total income...............................       12,696         103,445
                                                     ----------      ----------
  Expenses
    Administration fees (Note 3)..................       27,616          27,616
    Organization expense..........................       25,000          25,000
    Advisory fees (Note 3)........................        6,395          24,155
    Professional fees.............................       22,095          19,595
    Fund accounting fee...........................       12,889          14,989
    Transfer agent fees...........................       11,968          11,968
    Custody fees..................................        5,629           8,629
    Trustee fees..................................        4,164           3,164
    Reports to shareholders.......................        1,841           1,841
    Other ........................................        3,476           1,898
    Registration fees.............................          900             874
                                                     ----------      ----------
      Total expenses..............................      121,973         139,729
                                                     ----------      ----------
      Less: advisory fee waiver and
         absorption (Note 3)......................     (113,114)       (103,216)
                                                     ----------      ----------
      Net expenses................................        8,859          36,513
                                                     ----------      ----------
         Net investment income....................        3,837          66,932
                                                     ----------      ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions..................................       55,508         (18,777)
  Net change in unrealized appreciation
    on investments................................      162,621         272,907
                                                     ----------      ----------
    Net realized and unrealized gain
      on investments..............................      218,129         254,130
                                                     ----------      ----------
         Net Increase in Net Assets
           Resulting from Operations..............   $  221,966      $  321,062
                                                     ==========      ==========

* Commencement of operations.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 1, 1999* THROUGH AUGUST 31, 2000

                                                     Small Cap       Large Cap
                                                     Value Fund      Value Fund
                                                     ----------      ----------
NET INCREASE/(DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income..........................   $    3,837      $   66,932
   Net realized gain (loss) from security
    transactions .................................       55,508         (18,777)
   Net change in unrealized appreciation
    on investments................................      162,621         272,907
                                                     ----------      ----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS.....................      221,966         321,062
                                                     ----------      ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income.....................       (1,213)         (2,242)
                                                     ----------      ----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from
    net change in outstanding shares (a)..........    1,164,392       8,576,831
                                                     ----------      ----------
   TOTAL INCREASE IN NET ASSETS...................    1,385,145       8,895,651
                                                     ----------      ----------
NET ASSETS
Beginning of period...............................            0               0
                                                     ----------      ----------
END OF PERIOD ....................................   $1,385,145      $8,895,651
                                                     ==========      ==========

(a) A summary of transactions is as follows:

                             Small Cap Value Fund        Large Cap Value Fund
                              October 1, 1999* to         October 1, 1999* to
                                August 31, 2000             August 31, 2000
                           ------------------------    ------------------------
                                          Paid in                     Paid in
                             Shares       Capital        Shares       Capital
                           ----------   -----------    ----------   -----------
Shares sold.............      135,438   $ 1,429,985       958,809   $ 9,764,051
Shares redeemed.........      (26,828)     (265,593)     (122,157)   (1,187,220)
                           ----------   -----------    ----------   -----------
Net increase............      108,610   $ 1,164,392       836,652   $ 8,576,831
                           ==========   ===========    ==========   ===========

* Commencement of operations.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               Small Cap           Large Cap
                                               Value Fund         Value Fund
                                             ---------------    ---------------
                                             October 1, 1999*   October 1, 1999*
                                                   to                 to
                                             August 31, 2000    August 31, 2000
                                             ---------------    ---------------
Net asset value, beginning of period.......      $10.00             $10.00
                                                 ------             ------
Income from investment operations:
   Net investment income...................        0.05               0.11
   Net realized and unrealized gain on
      investments..........................        2.73               0.55
                                                 ------             ------
Total from investment operations...........        2.78               0.66
                                                 ------             ------
Less dividends and distributions:
   From net investment income..............       (0.03)             (0.03)
                                                 ------             ------
Net asset value, end of period.............      $12.75             $10.63
                                                 ======             ======

Total return...............................       27.82%+             6.61%+

Ratios/supplemental data:
Net assets, end of period (thousands)......      $1,385             $8,896

Ratio of expenses to average net assets:
    Before expense reimbursement...........       15.23%**            2.89%**
    After expense reimbursement............        1.10%**            0.75%**

Ratio of net investment income to
  average net assets:
    After expense reimbursement............        0.48%**            1.38%**

Portfolio turnover rate....................       68.77%            169.14%

*  Commencement of operations.
** Annualized.
+  Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


NOTES TO FINANCIAL STATEMENTS AT AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund's investment objective is growth of capital, with a secondary objective to provide current income. The Funds began operations on October 1, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Net realized and unrealized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales. Realized gains and losses on securities sold are determined on the basis of identified cost.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended August 31, 2000, Chartwell Investment Partners (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the period ended August 31, 2000, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $24,155 and $6,395, respectively, in Advisory Fees.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets (the "expense cap") for the Chartwell Large Cap Value Fund and 1.10% of average net assets (the "expense cap") for the Chartwell Small Cap Value Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursed is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended August 31, 2000, the Advisor reduced

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

its fees and absorbed Fund expenses in the amount of $103,216 for the Chartwell Large Cap Value Fund and $113,114 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews each Fund's expense accruals. For its services, the Administrator receives from each Fund a monthly fee at the following annual rate:

     Fund asset level                          Fee rate
     ----------------                          --------
     Less than $15 million                     $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                    0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the period ended August 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $17,101,704 and $8,797,773, respectively.

     For the period ended August 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $1,418,360 and $577,457, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Chartwell Small Cap Value Fund
Chartwell Large Cap Value Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chartwell Small Cap Value Fund and Chartwell Large Cap Value Fund, series of Advisors Series Trust (the "Funds") at August 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period from October 1, 1999 (commencement of operations) through August 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


New York, New York
October 6, 2000

                                     ADVISOR
                          Chartwell Investment Partners
                              1235 Westlakes Drive
                                    Suite 330
                                Berwyn, PA 19312

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                 TRANSFER AGENT
                             ICA Fund Services Corp.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                     AUDITOR
                           PricewaterhouseCoopers, LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.